JPMorgan Value Advantage Fund Expense Example - A C I Shares [Member] - JPMorgan Value Advantage Fund	Jun. 30, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 621
Expense Example, with Redemption, 3 Years	848
Expense Example, with Redemption, 5 Years	1,093
Expense Example, with Redemption, 10 Years	1,796
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	252
Expense Example, with Redemption, 3 Years	498
Expense Example, with Redemption, 5 Years	869
Expense Example, with Redemption, 10 Years	1,775
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	76
Expense Example, with Redemption, 3 Years	262
Expense Example, with Redemption, 5 Years	465
Expense Example, with Redemption, 10 Years	$ 1,050